Consolidated and Combined Carve-Out Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows provided by operating activities:
Net income	$ 65.0	$ 70.0	$ 66.1
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	70.7	67.4	55.5
Loss on disposal and write-off of property, plant & equipment		0.9	0.6
Deferred income tax expense	16.3	17.7	14.2
Unrealized (gain)/loss on foreign currency transactions	14.4	(0.4)	(0.1)
Unrealized (gain)/loss on derivative instruments	(22.0)
Changes in operating assets and liabilities
Decrease (increase) of long-term prepaid land leases		(11.2)	(14.7)
Increase (decrease) in provisions	(4.8)	(2.6)	(7.2)
Increase (decrease) in other long-term liabilities	3.5
Decrease (increase) in trade accounts receivable	(0.7)	4.8	(6.2)
Decrease (increase) in receivables, affiliates	(2.9)	2.5	(16.1)
Decrease (increase) in other receivables	12.3	(7.5)	(7.2)
Increase (decrease) in trade accounts payable	(4.4)	4.9	(7.5)
Increase (decrease) in payables, affiliates	(31.1)	5.8	23.3
Increase (decrease) in other current liabilities	17.7	(2.4)	20.4
Net cash provided by operating activities	134.0	149.9	121.1
Cash flows from investing activities
Capital expenditures	(121.2)	(84.7)	(146.1)
Net cash used in investing activities	(121.2)	(84.7)	(146.1)
Cash flows from financing activities
Contribution from owners	3.3	7.0	6.0
Proceeds from long-term debt	1,042.3	32.4	78.2
Repayment of long-term debt	(1,006.5)	(63.6)	(43.9)
Proceeds from share premium contributions			13.1
Restricted cash	5.8
Dividend paid	(54.9)	(24.2)
Dividends paid to non-controlling interest	(18.9)	(2.6)	1.1
Net cash provided by/(used in) financing activities	(28.9)	(51.0)	54.5
Effect of exchange rate changes on cash	(2.0)	1.6	0.6
Net increase/(decrease) in cash and cash equivalents	(18.2)	15.8	30.1
Cash and cash equivalents at beginning of the reporting period	54.5	38.7	8.6
Cash and cash equivalents at end of the reporting period	$ 36.3	$ 54.5	$ 38.7